Business Combinations - Schedule Of Statement Of Operations (Detail) - Fin Suite Pty Ltd - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Schedule Of Compensation Cost For Share Based Payment Arrangements Allocation of Share Based Compensation Cost By Income Statement [Line Items]
Revenues	$ 800	$ 142,958	$ 102,244
Net loss attributable to nCino, Inc.	$ 300	$ (27,647)	$ (24,954)